REPORTABLE SEGMENTS - Schedule of Disaggregation of Revenue by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Line Items]
Revenue	$ 1,795,384	$ 1,855,985	$ 1,871,228
Home and Building Products (HBP)
Segment Reporting [Line Items]
Revenue	$ 1,795,384	$ 1,855,985	$ 1,871,228